Current Liabilities	12 Months Ended
Dec. 31, 2013
Current Liabilities
11.	Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $81.6 million at December 31, 2013 ($53.8 million at December 31, 2012). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $118.7 million at December 31, 2013 ($117.6 million at December 31, 2012).